SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment Reporting (Details)	12 Months Ended
	Dec. 31, 2021 customer segment	Dec. 31, 2020 customer
Accounting Policies [Abstract]
Number of reportable segments | segment	1
Revenue, Major Customer [Line Items]
Number of customers	15	15
Number of top customers	4	3
Revenue Benchmark | Top Customers | Customer Concentration Risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	66.10%	69.10%
Revenue Benchmark | Customer one | Customer Concentration Risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	20.80%	28.60%
Revenue Benchmark | Customer two | Customer Concentration Risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	16.60%	28.60%
Revenue Benchmark | Customer three | Customer Concentration Risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	15.30%	11.90%
Revenue Benchmark | Customer four | Customer Concentration Risk
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	13.40%